Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 item
Commitments
TEU		74,030
Contract Price		$ 960,210
Outstanding commitment amount	482,452
CMA CGM Melisande
Commitments
TEU		8,530
Contract Price		117,500
Outstanding commitment amount	23,500
Hyundai Together
Commitments
TEU		13,100
Contract Price		168,542
Outstanding commitment amount	85,084
Hyundai Tenacity
Commitments
TEU		13,100
Contract Price		168,542
Outstanding commitment amount	85,084
Hyundai Smart
Commitments
TEU		13,100
Contract Price		168,542
Outstanding commitment amount	85,084
Hyundai Speed
Commitments
TEU		13,100
Contract Price		168,542
Outstanding commitment amount	101,850
Hyundai Ambition
Commitments
TEU		13,100
Contract Price		168,542
Outstanding commitment amount	$ 101,850